Voya Global Perspectives® Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.2%
573,635	iShares Global REIT ETF	$16,555,106	10.2

	Total Exchange-Traded Funds
	(Cost $13,109,568)	16,555,106	10.2

MUTUAL FUNDS: 89.8%
	Affiliated Investment Companies: 89.8%
1,696,255	Voya Global Bond Fund - Class R6	16,368,862	10.0
1,908,845	Voya GNMA Income Fund - Class R6	16,225,178	10.0
2,008,282	Voya High Yield Bond Fund - Class R6	16,267,082	10.0
1,565,106	Voya Intermediate Bond Fund - Class R6	16,371,011	10.1
262,935	Voya Large-Cap Growth Fund - Class R6	17,017,127	10.4
505,518	(1) Voya MidCap Opportunities Fund - Class R6	16,560,777	10.2
1,032,272	Voya Multi-Manager Emerging Markets Equity Fund - Class I	15,143,433	9.3
1,446,985	Voya Multi-Manager International Factors Fund - Class I	16,336,464	10.0
839,814	Voya Small Company Fund - Class R6	15,948,077	9.8

	Total Mutual Funds
	(Cost $134,452,321)	146,238,011	89.8

	Total Investments in Securities (Cost $147,561,889)	$ 162,793,117	100.0
	Assets in Excess of Other Liabilities	20,784	0.0
	Net Assets	$ 162,813,901	100.0

(1)	Non-income producing security.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$16,555,106	$–	$–	$16,555,106
Mutual Funds	146,238,011	–	–	146,238,011
Total Investments, at fair value	$162,793,117	$–	$–	$162,793,117

Voya Global Perspectives® Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended July 31, 2021, where the following issuers were considered an affiliate:

	Beginning Fair Value			Change in Unrealized	Ending Fair Value		Realized	Net Capital Gain
Issuer	at 10/31/20	Purchases at Cost	Sales at Cost	Appreciation/(Depreciation)	at 7/31/21	Investment Income	Gains/(Losses)	Distributions
Voya Global Bond Fund - Class R6	$18,175,062	$7,576,288	$(9,275,446)	$(107,042)	$16,368,862	629,772	$234,278	$-
Voya GNMA Income Fund - Class R6	18,059,552	8,482,373	(10,193,322)	(123,425)	16,225,178	249,586	28,436	-
Voya High Yield Bond Fund - Class R6	18,244,366	7,652,573	(10,253,181)	623,324	16,267,082	756,675	276,095	-
Voya Intermediate Bond Fund - Class R6	17,945,895	8,577,997	(9,815,616)	(337,265)	16,371,011	438,607	(106,509)	302,241
Voya Large-Cap Growth Fund - Class R6	5,198,896	13,142,433	(2,808,070)	1,483,868	17,017,127	16,669	779,496	715,059
Voya MidCap Opportunities Fund - Class R6	5,306,112	10,983,897	(849,837)	1,120,605	16,560,777	-	468,981	997,040

Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,283,893	10,228,000	(405,030)	36,570	15,143,433	56,733	243,458	188,176
Voya Multi-Manager International Factors Fund - Class I	5,009,913	9,992,123	(287,549)	1,621,977	16,336,464	170,063	131,687	-
Voya Small Company Fund - Class R6	5,375,013	9,791,816	(792,631)	1,573,879	15,948,077	10,304	594,998	-
	$98,598,702	$86,427,502	$(44,680,684)	$5,892,491	$146,238,011	$2,328,409	$2,650,920	$2,202,516

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At July 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $148,298,574.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$14,759,271
Gross Unrealized Depreciation	(264,728)

Net Unrealized Appreciation	$14,494,543